Loss And Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2014
Loss and Loss Adjustment Expense Reserves Disclosures [Abstract]
Loss And Loss Adjustment Expense Reserves
LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES
Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2014	2013	2012
Balance at January 1	$8,479.7	$7,838.4	$7,245.8
Less reinsurance recoverables on unpaid losses	1,045.9	862.1	785.7
Net balance at January 1	7,433.8	6,976.3	6,460.1
Incurred related to:
Current year	13,330.3	12,427.3	11,926.0
Prior years	(24.1)	45.1	22.0
Total incurred	13,306.2	12,472.4	11,948.0
Paid related to:
Current year	8,831.5	8,095.0	7,895.3
Prior years	4,237.0	3,919.9	3,536.5
Total paid	13,068.5	12,014.9	11,431.8
Net balance at December 31	7,671.5	7,433.8	6,976.3
Plus reinsurance recoverables on unpaid losses	1,185.9	1,045.9	862.1
Balance at December 31	$8,857.4	$8,479.7	$7,838.4

We experienced favorable reserve development of $24.1 million in 2014, compared to unfavorable reserve development of $45.1 million and $22.0 million in 2013 and 2012, respectively, which is reflected as “Incurred related to prior years” in the table above.

2014
•The favorable prior year reserve development was primarily attributable to accident year 2010.

•
Favorable reserve development in our Commercial Lines business was partially offset by unfavorable development in our Agency auto business. Our Direct auto business experienced slightly favorable development.

•	The favorable reserve development in our Commercial Lines business was primarily related to favorable case reserve development on our high limit policies.

•	In Agency auto, the unfavorable development was primarily attributable to personal injury protection (PIP)loss reserves and to the adjusting and other loss adjustment expense reserves.
2013

•
Approximately 80% of the unfavorable reserve development was attributable to accident year 2011, while the remaining 20% was related to accident year 2012. The aggregate reserve development for accident years 2010 and prior was slightly favorable.

•
About 55% of our unfavorable reserve development was in our Commercial Lines business, with the remainder split about equally between our Personal Lines business and our run-off businesses. In our Personal Lines business, unfavorable development in our Agency auto channel was offset in large part by favorable development in our Direct auto channel.

•
The unfavorable reserve development in our Agency auto business was in our IBNR reserves due to higher frequency and severity on late emerging claims, as primarily reflected in the “all other development.”

•	Lower than anticipated severity costs on case reserves were the primary contributor to the favorable development in our Direct auto business.

•	In our Commercial Lines business, we experienced unfavorable development due to higher frequency and severity on late emerging claims primarily in our bodily injury coverage for our truck business.

•
In our other businesses, we experienced unfavorable development primarily due to reserve increases in our run-off professional liability group business based on internal actuarial reviews of our claims history.

2012

•
The unfavorable prior year reserve development was primarily attributable to accident year 2011 and, to a lesser extent, accident year 2010. The aggregate reserve development for accident years 2009 and prior was favorable. Despite overall unfavorable reserve development, we did experience favorable reserve adjustments, primarily in our loss adjustment expenses and our personal auto bodily injury reserves for accident years 2009 and 2008.

•
Slightly more than half of the total unfavorable reserve development was attributable to our Commercial Lines business, with the remainder in our personal auto business. In our personal auto business, unfavorable development in the Agency channel was partially offset by favorable development in the Direct channel, primarily reflecting that unfavorable development on our PIP coverage was more skewed to the Agency channel, and that our Direct business had favorable development on our collision coverage, as we experienced more subrogation recoveries in this channel.

•
Our personal auto product’s development was primarily attributable to unfavorable development in our Florida PIP coverage and an increase in our estimate of bodily injury severity for accident year 2011.

•	Unfavorable development in our Commercial Lines business reflects higher than anticipated frequency and severity costs on late emerging claims and higher settlements on large losses.
Because we are primarily an insurer of motor vehicles, we have limited exposure to environmental, asbestos, and general liability claims. We have established reserves for such exposures, in amounts that we believe to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.
We write personal and commercial auto insurance throughout the United States and could be exposed to hurricanes or other catastrophes. Although the occurrence of a major catastrophe could have a significant effect on our monthly or quarterly results, we believe that, based on historical experience, such an event would not be so material as to disrupt the overall normal operations of Progressive. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter.